Share-Based Compensation (Details 4)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Imaging Cayman [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	581,000	616,000
Number of shares, Granted	0	0
Number of shares, Exercised	0	0
Number of shares, Forfeited	(35,000)	(35,000)
Number of shares, Balance	546,000	581,000
Number of shares, Exercisable	285,500
Weighted average exercise price, Balance	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted	0	0
Weighted average exercise price, Exercised	0	0
Weighted average exercise price, Forfeited	0.9139	0.9139
Weighted average exercise price, Balance	0.9139	$ 0.9139
Weighted average exercise price, Exercisable	$ 0.9139
Weighted average remaining contractual term, Balance (in years)	2.0	3.0
Weighted average remaining contractual term, Balance (in years)	1.0	2.0
Imaging Taiwan [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	1,509,000	1,797,000
Number of shares, Granted	0	0
Number of shares, Exercised	0	(115,000)
Number of shares, Forfeited	(150,000)	(173,000)
Number of shares, Balance	1,359,000	1,509,000
Number of shares, Exercisable	645,000
Weighted average exercise price, Balance	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted	0	0
Weighted average exercise price, Exercised	0	0.9139
Weighted average exercise price, Forfeited	0.9139	0.9139
Weighted average exercise price, Balance	0.9139	$ 0.9139
Weighted average exercise price, Exercisable	$ 0.9139
Weighted average remaining contractual term, Balance (in years)	2.0	3.0
Weighted average remaining contractual term, Balance (in years)	1.0	2.0
Himax Display Inc [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of shares, Balance	1,943,000	1,993,000
Number of shares, Granted	0	0
Number of shares, Exercised	0	0
Number of shares, Forfeited	(32,000)	(50,000)
Number of shares, Balance	1,911,000	1,943,000
Number of shares, Exercisable	1,911,000
Weighted average exercise price, Balance	$ 1.986	$ 1.986
Weighted average exercise price, Granted	0	0
Weighted average exercise price, Exercised	0	0
Weighted average exercise price, Forfeited	1.986	1.986
Weighted average exercise price, Balance	1.986	$ 1.986
Weighted average exercise price, Exercisable	$ 1.986
Weighted average remaining contractual term, Balance (in years)	1.75	2.75
Weighted average remaining contractual term, Balance (in years)	0.75	1.75